Transactions with related parties - Omnibus Agreement - Vessel acquisitions from our Sponsor (Details) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 21, 2015 USD ($)	Apr. 12, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 21, 2015 USD ($)
Related Party Transaction [Line Items]
Principal amount due			$ 0		$ 35,000
Proceeds from Issuance of Long-term Debt			66,667	$ 0
Legal right to acquire Sponsor's interests | Amended Omnibus Agreement
Related Party Transaction [Line Items]
Percentage of ownership in entity		49.00%
LNG Carrier Capacity		172,000
Number Of Vessels		5
Vessel Type		ARC7 LNG carrier
$200 Million Term Loan Facility
Related Party Transaction [Line Items]
Proceeds from Issuance of Long-term Debt						$ 133,333
Debt instrument, remaining borrowing capacity					66,700
Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due			0		35,000
Credit facility amount drawn down			$ 0		$ 0
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests
Related Party Transaction [Line Items]
Number Of Vessels			4
Lena River
Related Party Transaction [Line Items]
Percentage of ownership in entity	100.00%
LNG Carrier Year Built			2013
LNG Carrier Capacity			155,000
Consideration for vessel and related time charter						240,000
Lena River | Dynagas Holding Ltd
Related Party Transaction [Line Items]
Principal amount due	$ 35,000					$ 35,000
Payment obligation settlement period						180 days